Business Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Corporate and Eliminations
Segment Reporting Disclosure [Line Items]
Increase in corporate income	¥ 31,780
Mobile Communications
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	2,771
Game & Network Services
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	2,739
Imaging Products & Solutions
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	3,413
Home Entertainment & Sound
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	13,075
Semiconductors
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	3,727
Components
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	1,462
Pictures
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	2,569
Music
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	2,024
Financial Services
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	¥ 0